Share-Based Compensation (Details) - Schedule of share-based compensation expense of Share - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earn-Out Share [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative		¥ 106,379
Share Incentive [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative	¥ 1,948